Non-current financial assets and Other non-current assets	12 Months Ended
Dec. 31, 2025
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Non-current financial assets and Other non-current assets

Note 11. Non-current financial assets and Other non-current assets

As of December 31, 2025, non-current financial assets consisted of:

•
our finance lease receivable for $1.8 million (compared with $2.1 million as of December 31, 2024) which was recognized in connection with the partial sublease of our premises in New York. The sublease started in June 2022.
•
restricted cash for $2.3 million (compared with $4.6 million as of December 31, 2024), primarily related to (i) our leased premises in Raleigh for $2.1 million, and (ii) our leased premises in New York for $0.2 million. The $2.2 million decrease is mainly explained by a $2.0 million reclassification of restricted cash related to a leasing agreement for equipment in Raleigh to current financial assets.
•
a deposit of our leased premises in Paris for $1.0 million (compared with $0.9 million as of December 31, 2024).

As of December 31, 2025, other non-current assets consist of research tax credit receivables, which are deemed to be recovered after a three-year period following their initial recognition, for $20.0 million (compared with $11.6 million as of December 31, 2024).

Entity-wide disclosures:

As of December 31, 2025, $20.0 million of our other non-current assets are related to France, while none are related to the United States.

As of December 31, 2024, $11.6 million of our other non-current assets are related to France, while none are related to the United States.